EQUITY (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity Details 3
Beginning balance	512,406,760,091
Issuance of paid shares		57,008,875,206
Increase in shares for Itau-CorpBanca business combination		340,358,194,234
Ending, balance	512,406,760,091	512,406,760,091